Long-term Debt - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 243,139	$ 249,674
Repayments of long-term debt	53,749	65,602	124,389
Consolidated VIEs
Debt Instrument [Line Items]
Long-term debt	13,307	19,448
Bank of America Corporation
Debt Instrument [Line Items]
Long-term debt	185,771	194,103
Repayments of long-term debt	33,854	39,320	63,851
Bank of America, N.A.
Debt Instrument [Line Items]
Long-term debt	35,466	29,440
Repayments of long-term debt	8,900	16,000
Subsidiaries
Debt Instrument [Line Items]
Long-term debt	21,902	26,131
Repayments of long-term debt	10,900	10,300
Credit Card Receivable | Consolidated VIEs
Debt Instrument [Line Items]
Long-term debt	8,400
Home equity lines of credit
Debt Instrument [Line Items]
Long-term debt	1,076	1,450
Home equity lines of credit | Consolidated VIEs
Debt Instrument [Line Items]
Long-term debt	1,100
Other Asset-backed Securitizations
Debt Instrument [Line Items]
Long-term debt	1,834	4,487
Other Asset-backed Securitizations | Consolidated VIEs
Debt Instrument [Line Items]
Long-term debt	3,800
Foreign Currency - Dominated Debt
Debt Instrument [Line Items]
Long-term debt	51,900	73,400
Subordinated Debt and Senior Notes
Debt Instrument [Line Items]
Extinguishment of debt		9,200
Gains (losses) on extinguishment of debt		$ (59)
Long Term Debt, Excluding Senior Structured Notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	4.06%	4.37%
Fixed Rate Debt
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	4.65%	5.14%
Floating Rate Debt
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.84%	0.92%